J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 1, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of the Funds on Appendix A (the “Funds”)
File Nos. 333-191837
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses of the Funds listed in Appendix A do not differ from the prospectuses contained in the Post-Effective Amendment No. 446 (Amendment No. 448 under the Investment Company Act of 1940, as amended) filed electronically on June 24, 2024.
Please contact the undersigned at (646) 538-8292 if you have any questions.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch
Zachary E. Vonnegut-Gabovitch
Assistant Secretary

APPENDIX A
J.P. Morgan Exchange-Traded Funds
JPMorgan BetaBuilders MSCI US REIT ETF
JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
JPMorgan High Yield Municipal ETF
JPMorgan Inflation Managed Bond ETF
JPMorgan Limited Duration Bond ETF
JPMorgan Realty Income ETF
JPMorgan Sustainable Municipal Income ETF